DERIVATIVE LIABILITY (Tables)	12 Months Ended
Aug. 31, 2021
DERIVATIVE LIABILITY
Summarizes of stock option activity
	Warrants	Weighted- Average Exercise Price Per Share
Outstanding, August 31, 2020	27,532	$50.82
Granted	-	-
Exercised	-	-
Forfeited	-	-
Cancelled	(27,532)	(50.82)
Outstanding, August 31, 2021	-	$-